Stock Options	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock Options

Note 11. Stock Options

A summary of options granted and outstanding is presented below.

	2022		2021
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at Beginning of year	1,137,479	$5.18	792,857	$3.64
Granted	367,500	1.63	511,764	7.00
Cancelled	(3,571)	(4.38)	(21,875)	(4.38)
Forfeited	(143,286)	$(3.77)	(145,157)	$(2.57)

Outstanding at end of year	1,358,122	$4.37	1,137,479	$5.18

Exercisable at end of year	1,132,861	$4.59	825,847	$5.38

During the years ended December 31, 2022 and 2021, the estimated weighted-average grant-date fair value of options granted was $1.63 per share and $4.55 per share, respectively. As of December 31, 2022 and 2021, there was $475,097 and $1,260,990, respectively, of unrecognized stock-based compensation related to unvested stock options, which is expected to be recognized over a weighted-average period sixteen months as of December 31, 2022.

The following table summarizes information about options outstanding at December 31, 2022:

Exercise Prices	Options Outstanding	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Options Exercisable	Aggregate Intrinsic Value on Exercisable Shares

$1.21	307,500	-	4.42	168,551	$-
$1.39	10,000	-	4.67	10,000	$-
$1.75	68,571	-	.25	68,571	$-
$2.80	141,429	-	.50	141,429	$-
$4.25	50,000	-	4.50	37,500	$-
$4.38	244,286	-	2.25	244,286	$-
$7.00	536,336	-	3.00	462,524	$-

The aggregate intrinsic values of stock options outstanding and exercised December 31, 2022 were calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock on December 31, 2022.

In 2022 and 2021, the Company recognized stock-based compensation expense of $1,012,592, of which $915,796 and $96,795 was recorded in general and administrative and research and development expenses, respectively and $1,195,819, of which $1,091,227 and $105,592 was recorded in general and administrative and research and development expenses, respectively. Further, in 2022, the Company recorded stock-based charges of $63,612 relating to purchase of machinery (See Note 4) and $60,435 relating to an Acquisition. (See Note 5) and in 2021, the Company recorded stock-based charges relating to consideration for purchase of machinery of $253,337 (see Note 4) and relating to an Acquisition for $122,701 (see Note 5).

The fair value of stock option awards accounted for under ASC 718 was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Expected term (years)	2.50 to 3.00	2.50 to 3.25
Expected volatility	100.81% to 110.74%	97.26% to 116.06%
Risk-free interest rate	2.90% to 3.47%	0.18% - .81%
Dividend rate	0%	0%

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021